Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement [Line Items]
Net Income		$ 2,933	$ 2,159	$ 2,017
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(28)	(10)	(9)
Other comprehensive income net of tax OCI debt financial assets		(90)	(161)	48
Net change in unrealized (losses) on cash flow hedges
(Losses) on derivatives designated as cash flow hedges arising during the period	[2]	(478)	(988)	(131)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period	[3]	(138)	(135)	(77)
Other comprehensive income net of tax cash flow hedges		(616)	(1,123)	(208)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		808	(293)	(1,131)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(128)	98	221
Reclassification to earnings of net losses related to divestitures (Note 12)	[5]	29	0	0
Other comprehensive income, net of taxes, translation of net foreign operations		709	(195)	(910)
Items that will not be reclassified to net income
Unrealized gains on fair value through OCI equity securities arising during the period	[6]	2	13	0
Gains on remeasurement of pension and other employee future benefit plans	[7]	162	158	275
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[8]	66	24	(245)
Items that will not be reclassified to net income		230	195	30
Other Comprehensive Income (Loss), net of taxes		233	(1,284)	(1,040)
Total Comprehensive Income		3,166	875	977
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[9]	$ (62)	$ (151)	$ 57

[1]	Net of income tax provision of $10 million, $3 million, $3 million for the three months ended.
[2]	Net of income tax recovery of $172 million, $357 million, $46 million for the three months ended.
[3]	Net of income tax provision of $50 million, $49 million, $28 million for the three months ended.
[4]	Net of income tax (provision) recovery of $48 million, $(35) million, $(80) million for the three months ended.
[5]	Net of income tax (provision) of $nil million, na, na for the three months ended.
[6]	Net of income tax (provision) of $nil million, $(4) million, $nil million for the three months ended.
[7]	Net of income tax (provision) of $(60) million, $(58) million, $(99) million for the three months ended.
[8]	Net of income tax (provision) recovery of $(24) million, $(9) million, $89 million for the three months ended.
[9]	Net of income tax (provision) recovery of $22 million, $54 million, $(20) million for the three months ended.